Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Common Stock Legacy Common Stock [Member]	Common Stock Common Class A [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Total Hyzon Motors Inc. stockholders' Equity (Deficit) [Member]	Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock Legacy Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock Common Class A [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings (Accumulated Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Total Hyzon Motors Inc. stockholders' Equity (Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]
Beginning Balance at Jan. 20, 2020		$ 84	$ 0	$ 15	$ 69	$ 0	$ 0	$ 84	$ 0	$ 84	$ 84	$ 0	$ 0	$ 0	$ 0	$ 84	$ 0
Beginning Balance, shares at Jan. 20, 2020			0	148,405,000							83,750,000	0
Retroactive application of recapitalization											$ (84)	$ 15	$ 69
Retroactive Application Of Recapitalization, Shares											(83,750,000)	148,405,000
Issuance of common stock, net of issuance costs	[1]	18,476	$ 0	$ 2	18,474			18,476
Issuance of common stock, net of issuance costs, Shares	[1]		0	17,277,000
Stock-based compensation		10,079			10,079			10,079
Noncontrolling interest capital contribution		18							18
Net loss attributable to Hyzon		(14,271)				(14,271)		(14,271)
Net loss attributable to noncontrolling interest		(105)							(105)
Foreign currency translation loss		(20)					(16)	(16)	(4)
Conversion of convertible notes	[1]	500			500			500
Conversion of convertible notes, shares	[1]		0	443,000
Ending Balance at Dec. 31, 2020		14,761	$ 0	$ 17	29,122	(14,271)	(16)	14,852	(91)
Ending Balance, shares at Dec. 31, 2020			0	166,125,000
Issuance of common stock, net of issuance costs				$ 1	(1)
Issuance of common stock, net of issuance costs, Shares				7,234,006
Exercise of stock options		532			532			532
Exercise of stock options, shares				436,037
Reverse recapitalization transaction, net		$ 354,634		$ 7	354,627			354,634
Reverse recapitalization transaction, net, Shares				73,502,303
Common stock issued for the cashless exercise of warrants				32,959
Vesting of RSUs, Shares		8,300		428,107
Stock-based compensation		$ 29,088			29,088			29,088
IP transaction—deemed distribution		(10,000)			(10,000)			(10,000)
Net loss attributable to Hyzon		(13,846)				(13,846)		(13,846)
Net loss attributable to noncontrolling interest		(5,439)							(5,439)
Foreign currency translation loss		479					389	389	90
Repurchase of warrants		(540)			(540)			(540)
Issuance of Hongyun Warrants		188			188			188
Ending Balance at Dec. 31, 2021		$ 369,857	$ 0	$ 25	$ 403,016	$ (28,117)	$ 373	$ 375,297	$ (5,440)
Ending Balance, shares at Dec. 31, 2021			0	247,758,412

[1]	Issuance of common stock, net of issuance costs of $1,024 and conversion of convertible notes have been retroactively restated to give effect to the recapitalization transaction.